Related Party Transactions and Balances - Schedule of Related Parties (Details)	12 Months Ended
Jun. 30, 2026
Zhen Fan [Member]
Schedule of Related Parties [Line Items]
Relationship with the Company	A shareholder of the Company
Lei Xu [Member]
Schedule of Related Parties [Line Items]
Relationship with the Company	A shareholder of the Company